Label	Element	Value
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement May 1, 2022

For the following funds with prospectuses dated
August 1, 2021 – March 1, 2022 (as supplemented to date):

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income Fund SM

American Funds Emerging Markets Bond Fund®
American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage Fund SM American Funds Mortgage Fund® American Funds Multi-Sector Income FundSM American Funds Strategic Bond Fund SM Short-Term Bond Fund of America®

Changes apply to all funds unless otherwise noted.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Emerging Markets Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Corporate Bond Fund®
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	American Funds Corporate Bond Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2023
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Keep this supplement with your prospectus.
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 445
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	596
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	760
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,235
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	445
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	770
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,502
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	445
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	770
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,502
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class T
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	464
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	624
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,086
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	378
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 846
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.42%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	134
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	234
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 529
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class F-3
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.32%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 32
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	102
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	179
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 405
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 418
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	565
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,189
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 249
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	464
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	802
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,265
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	464
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	802
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,265
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	289
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,119
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class 529-T
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 323
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,145
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	226
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 882
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class 529-F-2
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.44%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	140
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	245
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 554
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class 529-F-3
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.38%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	121
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	212
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 479
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	439
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	760
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,668
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	436
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	754
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,657
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class R-2E
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	621
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,374
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	305
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	530
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,177
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	210
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	367
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class R-5E
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.49%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	156
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	273
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 615
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.38%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	121
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	212
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 479
AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Management fees2	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.32%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 32
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	102
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	179
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 405

[1]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.